Financial Risk Management - Market Price Fluctuations - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 EUR (€)	May 18, 2018 EUR (€)	Apr. 17, 2018 USD ($)	Mar. 29, 2018 USD ($)	Mar. 29, 2018 EUR (€)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 EUR (€)	Dec. 04, 2017 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Share of profit of associates	$ 221.1	$ 200.5
Market value	307.4	204.3
Notional amount	6,506.4	6,396.9
Fair value	6,570.1	6,676.5
CPI-linked derivative contracts
Disclosure of detailed information about financial instruments [line items]
Market value	$ 24.9	$ 39.6
Average life (in years)	3 years 7 months 6 days	4 years 7 months 6 days
Notional amount	$ 114,426.4	$ 117,254.6
Equity price risk
Disclosure of detailed information about financial instruments [line items]
Market value	595.6	833.8
Notional amount	595.6	833.8
Equity price risk | Investment Portfolio With Ten Largest Issuers
Disclosure of detailed information about financial instruments [line items]
Common equity instrument	$ 2,681.1	$ 3,138.1
Risk exposure percentage	6.90%	8.00%	6.90%	6.90%					8.00%	8.00%
Equity price risk | Investment Portfolio With Single Largest Issuer
Disclosure of detailed information about financial instruments [line items]
Common equity instrument	$ 497.1	$ 549.0
Risk exposure percentage	1.30%	1.40%	1.30%	1.30%					1.40%	1.40%
Other price risk | CPI-linked derivative contracts
Disclosure of detailed information about financial instruments [line items]
Average life (in years)	3 years 7 months 6 days	4 years 7 months 6 days
Net change in unrealized gains (losses)	$ (6.7)	$ (71.0)
Currency risk
Disclosure of detailed information about financial instruments [line items]
Change in interest rate on investments	10.00%
Common Stock, Other Funds
Disclosure of detailed information about financial instruments [line items]
Portfolio investments	$ 150.3	90.9
Bottom of range | Equity price risk
Disclosure of detailed information about financial instruments [line items]
Change in interest rate on investments	5.00%
Top of range | Equity price risk
Disclosure of detailed information about financial instruments [line items]
Change in interest rate on investments	10.00%
Unsecured senior notes
Disclosure of detailed information about financial instruments [line items]
Notional amount					€ 150,000,000	$ 600.0		€ 600,000,000			$ 650.0
Unsecured senior notes | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Borrowings | €					150,000,000.0			€ 600,000,000.0
Non-insurance associates
Disclosure of detailed information about financial instruments [line items]
Fair value of investments in associates	$ 4,522.4	3,846.2
Quess | Investments accounted for using equity method
Disclosure of detailed information about financial instruments [line items]
Fair value of equity method investment	1,109.5
Share of profit of associates	889.9
Canada
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedge of net investment in Canadian subsidiaries	166.3	(106.3)
Canada | Unsecured senior notes | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Borrowings			$ 2,691.5						$ 2,212.9
Borrowings at fair value	2,028.4	1,868.6
Europe
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedge of net investment in Canadian subsidiaries	57.1	0.0
Europe | Unsecured senior notes | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Borrowings | €				€ 750,000,000						€ 0
Borrowings at fair value	854.5
Holding company
Disclosure of detailed information about financial instruments [line items]
Portfolio investments	1,557.2	2,368.4
Notional amount	3,893.7	3,492.0
Fair value	3,963.6	3,723.5
Holding company | 2.75% due March 29, 2028
Disclosure of detailed information about financial instruments [line items]
Notional amount	857.4	0.0		€ 750,000,000.0	€ 150,000,000		$ 600.0
Fair value	$ 854.5	$ 0.0